Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Allowance For Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of year	$ 0.3	$ 1.6	$ 0
Provision charged to expense	0	(0.6)	1.6
Write-offs, less recoveries	0	(0.7)	0
Transfers to RRC, net	(0.3)	0	0
Balance, end of year	$ 0	$ 0.3	$ 1.6